Inventories	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Inventories
17.	Inventories

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Raw materials	14,824	14,078
Work-in-progress	1,325	5,265
Finished goods	1,747	5,628

	17,896	24,971

Inventories recognized as expenses and included in cost of revenue during the years ended December 31, 2018, 2019 and 2020 amounted to RMB110,970,000, RMB144,644,000 and RMB148,988,000 respectively.